Equity Incentive Plans (Details Narrative) $ / shares in Units, $ in Thousands		2 Months Ended			3 Months Ended		5 Months Ended		8 Months Ended			12 Months Ended
	Jan. 07, 2019 shares	Feb. 27, 2021 shares	Feb. 27, 2019 shares	Feb. 27, 2018 shares	Apr. 09, 2018 shares	Apr. 13, 2015 $ / shares shares	May 25, 2020 $ / shares shares	May 22, 2019 shares	Aug. 31, 2020 shares	Aug. 31, 2019 shares	Aug. 27, 2018 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted												1,100,000,000	885,000,000	672,500,000
Number of shares vested during the period												955,149,000	756,962,000	809,500,000
Amortization expense reversed, included in General and administrative expenses | $												$ 31,881	$ 34,819	$ 33,972
Grant date fair value | $ / shares												$ 5.09	$ 8.13	$ 11.68
Dividends on non-vested shares | $ | $												$ 14	$ 14
Share based compensation | $												4,624	7,943	$ 8,072
Total unrecognised compensation cost relating to restricted share awards | $												$ 1,200
Weighted average remaining term for non-vested restricted share awards												1 year 7 months 20 days
Total fair value of shares vested during the period | $ | $												$ 6,681	$ 7,703	$ 10,745
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture												1,073,490	883,700	868,975
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					276,000
Number of shares vested during the period											276,000
2018 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance				700,000
Number of shares granted				396,500
Number of shares vested during the period		71,500	71,500								253,500
2019 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance								900,000
Number of shares granted								885,000
Number of shares vested during the period									99,769	685,462
2019 Equity Incentive Plan [Member] | Vest in August 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest												99,769
2020 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance							1,100,000
Number of shares granted							1,100,000
Number of shares vested during the period									855,380
Grant date fair value | $ / shares							$ 5.09
2020 Equity Incentive Plan [Member] | Vest in May 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest												122,310
2020 Equity Incentive Plan [Member] | Vest in May 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest												122,310
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted						104,250
Option exercise price | $ / shares | $ / shares						$ 27.50
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares authorized	4,000,000
Number of tranches	10
Restricted common shares expected to vest	400,000
Vesting rights	Each RSU represents, upon vesting, a right for the beneficiary to receive one common share of the Company.
Restricted Stock Units (RSUs) [Member] | Tranche A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting date												Apr. 30, 2021
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsSubjectToVestNumber-0]	2,000,000
Restricted Stock Units (RSUs) [Member] | Tranche B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest													400,000
Vesting date												Apr. 30, 2022
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsSubjectToVestNumber-0]	2,000,000
Amortization expense for RSUs expected to vest | $ | $													$ 1,235
Amortization expense reversed, included in General and administrative expenses | $												$ 1,235
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fleet performance indices | $ | $												120,000
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fleet performance indices | $ | $												$ 300,000